Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,986,313	$ 5,356,276	$ 16,492,745
Short-term investments			933
Miscellaneous receivables	5,836	234,432	690,248
Prepaid expenses and other current assets	910,286	2,278,944	1,698,353
Total current assets	2,902,435	7,869,652	18,882,279
Property and equipment, net	2,531,330	2,904,787	3,145,378
Operating lease right-of-use assets	436,493	630,618	858,600
Total assets	5,870,258	11,405,057	22,886,257
Current liabilities:
Accounts payable	1,670,436	762,357	264,687
Accrued expenses	692,008	894,635	601,300
Note payable	3,000,000	5,000,000
Finance lease liability, current	16,805	16,053	15,096
Operating lease liability, current	353,183	339,755	295,595
Total current liabilities	5,732,432	7,012,800	1,176,678
Long-term liabilities:
Finance lease liability, net of current	8,792	21,487	37,534
Operating lease liability, net of current	225,368	488,748	828,503
Total long-term liabilities	234,160	510,235	866,037
Total liabilities	5,966,592	7,523,035	2,042,715
Stockholders’ Equity
Common Stock, $0.0001 par value; 240,000,000 shares authorized and 868,940 and 565,470 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	88	57	57
Preferred Stock, $0.0001 par value; 10,000,000 shares authorized and 0 shares issued and outstanding as of September 30, 2023 and December 31, 2022
Additional Paid-in-Capital	85,912,324	73,290,461	72,575,584
Accumulated other comprehensive income			165
Accumulated deficit	(86,008,746)	(69,408,496)	(51,732,264)
Total stockholders’ equity	(96,334)	3,882,022	20,843,542
Total liabilities and stockholders’ equity	$ 5,870,258	$ 11,405,057	$ 22,886,257